CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Angi Inc.	IAC	Redeemable Noncontrolling Interests	Total IAC Shareholders' Equity	Total IAC Shareholders' Equity Angi Inc.	Total IAC Shareholders' Equity IAC	Common Stock Common Stock, $0.0001 par value	Common Stock Class B Common Stock, $0.0001 par value	Additional Paid-in Capital	Additional Paid-in Capital Angi Inc.	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Angi Inc.	Treasury Stock	Treasury Stock IAC	Noncontrolling Interests	Noncontrolling Interests Angi Inc.
Balance at beginning of period at Dec. 31, 2022				$ 27,235
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings (loss)				(1,175)
Adjustment of noncontrolling interests to redemption amount				7,567
Other				(249)
Balance at end of period at Dec. 31, 2023				33,378
Balance at beginning of period at Dec. 31, 2022	$ 6,572,534				$ 5,931,614			$ 8	$ 1	$ 6,295,080		$ (265,019)	$ (13,133)		$ (85,323)		$ 640,920
Balance at beginning of period (in shares) at Dec. 31, 2022								84,184	5,789
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	259,492				265,942							265,942					(6,450)
Other comprehensive income (loss), net of income taxes	2,699				2,186								2,186				513
Stock-based compensation expense	121,950				73,562					73,562							48,388
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(9,814)	$ (6,288)			(9,814)	$ (5,615)				(9,814)	$ (5,620)			$ 5				$ (673)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)								281
Purchase of treasury stock	(165,600)	(11,099)	$ (167,118)			(11,099)	$ (167,118)				(11,099)					$ (167,118)
Adjustment of noncontrolling interests to redemption amount	(7,567)				(7,567)					(7,567)
Adjustment to the liquidation value of Vivian Health preferred shares	0				5,527					5,527							(5,527)
Other	214				243					243							(29)
Balance at end of period at Dec. 31, 2023	6,755,003				6,077,861			$ 8	$ 1	6,340,312		923	(10,942)		(252,441)		677,142
Balance at end of period (in shares) at Dec. 31, 2023								84,465	5,789
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings (loss)				587
Adjustment of noncontrolling interests to redemption amount				(6,970)
Other				(1,580)
Balance at end of period at Dec. 31, 2024	25,415			25,415
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	(533,917)				(539,897)							(539,897)					5,980
Other comprehensive income (loss), net of income taxes	(877)				(465)								(465)				(412)
Stock-based compensation expense	118,364				77,745					77,745							40,619
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(14,845)	(7,353)			(14,845)	4,024				(14,845)	4,013			$ 11				(11,377)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)								366
Purchase of treasury stock		(28,581)				(28,581)					(28,581)
Purchase of noncontrolling interests	(16,019)				(11,296)					(11,296)							(4,723)
Adjustment of noncontrolling interests to redemption amount	6,970				6,970					6,970
Adjustment to the liquidation value of Vivian Health preferred shares	0				6,154					6,154							(6,154)
Other	228				228					228
Balance at end of period at Dec. 31, 2024	6,278,973				5,577,898			$ 8	$ 1	6,380,700		(538,974)	(11,396)		(252,441)		701,075
Balance at end of period (in shares) at Dec. 31, 2024								84,831	5,789
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings (loss)				381
Adjustment of noncontrolling interests to redemption amount				(498)
Other				(34)
Balance at end of period at Dec. 31, 2025	25,264			$ 25,264
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	(101,851)				(104,026)							(104,026)					2,175
Other comprehensive income (loss), net of income taxes	365				(68)								(68)				433
Stock-based compensation expense	31,661				29,163					29,163							2,498
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(70,683)	(4,572)			(70,683)	(8,260)				(70,683)	(8,264)		4					$ 3,688
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)								1,750
Forfeiture of the Company’s former CEO’s restricted common stock award (in shares)								(3,000)
Withholding taxes paid on the Company’s transfer of Angi Inc. Class B shares to its former CEO	(9,347)				(9,347)					(9,347)
Purchase of treasury stock	(316,100)	$ (10,688)	$ (318,591)			$ (10,688)	$ (318,591)				$ (10,688)					$ (318,591)
Adjustment of noncontrolling interests to redemption amount	498				498					498
Adjustment to the liquidation value of Vivian Health preferred shares	0				(2,990)					(2,990)							2,990
Distribution of the Company’s investment in Angi Inc.	(1,032,380)				(1,032,380)					(1,031,998)			(382)
Elimination of Angi Inc. noncontrolling interest	0				682,927					682,927							(682,927)
Other	374				374					374
Balance at end of period at Dec. 31, 2025	$ 4,763,759				$ 4,733,827			$ 8	$ 1	$ 5,959,692		$ (643,000)	$ (11,842)		$ (571,032)		$ 29,932
Balance at end of period (in shares) at Dec. 31, 2025								83,581	5,789